Exploration and Evaluation Expenditures (Tables)	3 Months Ended
Sep. 30, 2022
Exploration and Evaluation Expenditures
Schedule of exploration and evaluation asset

	California	Arkansas
	Property	Property	Total
	$	$	$
Acquisition costs:
Balance, June 30, 2021	12,768,549	12,107,486	24,876,035
Acquisition of property	5,183,941	1,642,281	6,826,222
Effect of movement in foreign exchange rates	506,868	480,627	987,495
Balance, June 30, 2022	18,459,358	14,230,394	32,689,752
Acquisition of property	51,668	-	51,668
Effect of movement in foreign exchange rates	1,176,093	906,655	2,082,748
Balance, September 30, 2022	19,687,119	15,137,049	34,824,168

Exploration Costs:
Balance, June 30, 2021	4,153,051	2,561,108	6,714,159
Exploration costs	14,820	1,442,241	1,457,061
Effect of movement in foreign exchange rates	164,861	101,668	266,529
Balance, June 30, 2022	4,332,732	4,105,017	8,437,749
Exploration costs	1,973	2,157,926	2,159,899
Effect of movement in foreign exchange rates	276,050	261,541	537,591
Balance, September 30, 2022	4,610,755	6,524,484	11,135,239

Balance, June 30, 2022	22,792,090	18,335,411	41,127,501
Balance, September 30, 2022	24,297,874	21,661,533	45,959,407